Segments	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segments

19.  Segments

The Group currently operates in two principal operating segments: net advertising services and paid services. Information provided to the CODM is at the gross margin level. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues
Net advertising services	1,194,761	1,113,017	930,025
Paid services	133,020	95,828	100,306
Total revenues	1,327,781	1,208,845	1,030,331
Cost of revenues
Net advertising services	623,787	523,813	566,443
Paid services	59,543	35,473	30,954
Total cost of revenues	683,330	559,286	597,397
Gross profit
Net advertising services	570,974	589,204	363,582
Paid services	73,477	60,355	69,352
Total gross profit	644,451	649,559	432,934